Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020
Shares		Fair Value
	COMMON STOCK - 95.1%
	ADVERTISING & MARKETING - 1.8%
5,607	Criteo SA * - ADR	$ 73,003

	BANKS - 20.2%
3,693	Ameris Bancorp	90,552
8,025	Axos Financial, Inc. *	198,860
10,358	First Foundation, Inc.	157,338
6,600	Meta Financial Group, Inc.	127,248
4,308	Peapack Gladstone Financial Corp.	73,236
19,046	The Bancorp, Inc. *	180,937
		828,171
	BIOTECHNOLOGY & PHARMACEUTICALS - 11.7%
9,411	Akebia Therapeutics, Inc. *	97,969
17,772	Ardelyx, Inc. *	102,011
20,224	Pfenex, Inc. *	253,407
3,202	Urovant Sciences Ltd. *	28,690
		482,077
	CHEMICALS - 2.6%
1,928	Sensient Technologies Corp.	106,464

	COMMERCIAL SUPPORT SERVICES - 2.8%
5,890	Schnitzer Steel Industries, Inc.	116,269

	CONTAINERS & PACKAGING - 3.0%
4,799	TriMas Corp. *	121,319

	ENGINEERING & CONSTRUCTION - 3.3%
2,885	Arcosa, Inc.	133,547

	ENTERTAINMENT CONTENT - 3.9%
10,389	IMAX Corp. *	159,679

	FOOD - 3.0%
15,324	Whole Earth Brands, Inc. *	122,745

	HEALTH CARE FACILITIES & SERVICES - 3.3%
2,105	Encompass Health Corp.	137,330

	INDUSTRIAL INTERMEDIATE PRODUCTS - 2.7%
3,147	AZZ, Inc.	109,295

	INSURANCE - 6.8%
24,026	Greenlight Capital Re, Ltd. *	174,669
6,445	NI Holdings, Inc. *	105,182
		279,851
	LEISURE FACILITIES & SERVICES - 5.4%
17,529	Century Casinos, Inc. *	107,803
26,208	Potbelly Corp. *	112,170
		219,973

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020
Shares		Fair Value
	COMMON STOCK - 95.1% (Continued)
	LEISURE PRODUCTS - 1.0%
490	Johnson Outdoors, Inc.	$ 41,998

	MACHINERY - 2.1%
7,925	Mueller Water Products, Inc.	85,590

	OIL & GAS SERVICES & EQUIPMENT - 2.3%
12,214	Solaris Oilfield Infrastructure, Inc.	95,025

	REITs - 2.3%
34,734	Colony Capital, Inc.	94,129

	RETAIL - DISCRETIONARY - 5.5%
936	BlueLinx Holdings, Inc. *	19,122
18,424	The Michaels Cos, Inc.	207,270
		226,392
	SPECIALTY FINANCE - 8.5%
16,482	Capstead Mortgage Corp.	101,694
14,404	Enova International, Inc. *	246,020
		347,714
	TRANSPORTATION EQUIPMENT - 2.9%
5,759	Trinity Industries, Inc.	117,887

	TOTAL COMMON STOCK (Cost - $4,199,784)	3,898,458

	SHORT TERM INVESTMENT - 2.3%
	MONEY MARKET FUND - 2.3%
95,441	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% +	95,441
	TOTAL SHORT-TERM INVESTMENT (Cost - $95,441)

	TOTAL INVESTMENTS - 97.4% (Cost - $4,295,225)	$ 3,993,899
	OTHER ASSETS LESS LIABILITIES - 2.6%	104,758
	NET ASSETS - 100.0%	$ 4,098,657

* Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day effective yield on August 31, 2020.
ADR - American Depositary Receipt
REITs - Real Estate Investment Trusts

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Orchard Small Cap Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
August 31, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 3,898,458	$ -	$ -	$ 3,898,458
Short Term Investment	95,441	-	-	95,441
Total	$ 3,993,899	$ -	$ -	$ 3,993,899

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at August 31, 2020, was as follows:

Cost for Federal Tax purposes	$ 4,295,225
Unrealized Appreciation	534,270
Unrealized Depreciation	(835,596)
Tax Net Unrealized Depreciation	$ (301,326)